Document and Entity Information	Dec. 30, 2023
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Registrant Name	Fidelity Newbury Street Trust
Central Index Key	0000704207
Investment Company Type	N-1A
Amendment Flag	false